DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Kokusai Equity ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.3%
Australia - 2.1%
Ampol Ltd.	2,239	$50,817
ANZ Group Holdings Ltd.	28,370	458,418
APA Group (a)	15,019	84,945
Aristocrat Leisure Ltd.	6,238	167,885
ASX Ltd.	1,992	76,712
Atlassian Corp., Class A*	1,463	279,360
Aurizon Holdings Ltd.	14,784	34,603
BHP Group Ltd.	48,019	1,474,146
BlueScope Steel Ltd.	4,698	64,730
Brambles Ltd.	13,584	120,152
CAR Group Ltd.	3,475	64,008
Cochlear Ltd.	719	130,167
Coles Group Ltd.	12,058	122,564
Commonwealth Bank of Australia	16,227	1,126,070
Computershare Ltd.	5,188	81,216
CSL Ltd.	4,693	815,980
Dexus REIT	10,902	50,889
EBOS Group Ltd.	1,897	43,352
Endeavour Group Ltd.	12,596	41,174
Fortescue Ltd.	16,415	271,990
Goodman Group REIT	15,867	239,344
GPT Group REIT	20,243	55,299
IDP Education Ltd.	2,086	31,342
IGO Ltd.	6,386	36,330
Insurance Australia Group Ltd.	22,232	87,561
Lottery Corp. Ltd.	25,504	77,788
Macquarie Group Ltd.	3,444	386,033
Medibank Pvt Ltd.	28,218	64,736
Mineral Resources Ltd.	1,757	71,262
Mirvac Group REIT	40,100	54,772
National Australia Bank Ltd.	30,837	580,680
Northern Star Resources Ltd.	10,727	90,543
Orica Ltd.	4,681	48,480
Origin Energy Ltd.	18,049	98,611
Pilbara Minerals Ltd.	24,013	57,955
Qantas Airways Ltd.*	7,601	26,711
QBE Insurance Group Ltd.	14,509	147,862
Ramsay Health Care Ltd.	1,867	60,856
REA Group Ltd.	577	59,396
Reece Ltd.	1,191	15,273
Rio Tinto Ltd.	3,630	300,955
Santos Ltd.	32,097	147,058
Scentre Group REIT	46,838	82,298
SEEK Ltd.	3,305	52,330
Sonic Healthcare Ltd.	4,725	91,387
South32 Ltd.	39,645	80,963
Stockland REIT	27,019	73,989
Suncorp Group Ltd.	12,028	111,413
Telstra Group Ltd.	34,572	87,566
Transurban Group (a)	30,513	262,202
Treasury Wine Estates Ltd.	8,193	58,126
Vicinity Ltd. REIT	46,718	58,700
Washington H Soul Pattinson & Co. Ltd.	2,043	45,380
Wesfarmers Ltd.	10,809	377,409
Westpac Banking Corp.	33,385	473,045
WiseTech Global Ltd.	1,307	57,889
Woodside Energy Group Ltd.	18,251	375,141
Woolworths Group Ltd.	11,560	267,504

(Cost $11,530,607)		10,853,367

Austria - 0.0%
Erste Group Bank AG	3,259	131,959
OMV AG	1,713	73,174
Verbund AG	542	51,745
voestalpine AG	1,044	29,412

(Cost $274,318)		286,290

Belgium - 0.2%
Ageas SA/NV	1,403	60,437
Anheuser-Busch InBev SA/NV	8,403	528,198
D’ieteren Group	265	45,280
Elia Group SA/NV	280	30,383
Groupe Bruxelles Lambert NV	797	63,220
KBC Group NV	2,416	138,659
Lotus Bakeries NV	4	34,828
Sofina SA	121	26,959
Solvay SA	745	86,286
UCB SA	1,299	96,152
Umicore SA	2,006	53,690
Warehouses De Pauw CVA REIT	1,435	40,364

(Cost $1,357,165)		1,204,456

Bermuda - 0.1%
Arch Capital Group Ltd.*	3,611	302,205
Everest Group Ltd.	407	167,094
Liberty Global Ltd., Class C*	2,611	43,969

(Cost $328,987)		513,268

Canada - 3.5%
Agnico Eagle Mines Ltd.	4,609	247,642
Air Canada*	1,393	18,113
Algonquin Power & Utilities Corp.	6,811	42,046
Alimentation Couche-Tard, Inc.	7,313	417,470
AltaGas Ltd.	3,440	70,025
ARC Resources Ltd.	6,567	104,812
Bank of Montreal	6,752	554,662
Bank of Nova Scotia	11,964	535,616
Barrick Gold Corp.	17,512	307,915
BCE, Inc.	699	27,546
Brookfield Asset Management Ltd., Class A	3,393	118,893
Brookfield Corp.	13,507	476,782
BRP, Inc.	331	20,458
CAE, Inc.*	2,687	53,469
Cameco Corp.	3,929	180,563

Canadian Apartment Properties REIT	777	26,493
Canadian Imperial Bank of Commerce	8,654	358,070
Canadian National Railway Co.	5,371	623,755
Canadian Natural Resources Ltd.	10,305	688,672
Canadian Pacific Kansas City Ltd.	8,894	640,819
Canadian Tire Corp. Ltd., Class A	587	61,109
Canadian Utilities Ltd., Class A	1,238	27,758
CCL Industries, Inc., Class B	1,413	58,288
Cenovus Energy, Inc.	13,306	236,217
CGI, Inc.*	2,104	214,101
Constellation Software, Inc.	195	458,401
Descartes Systems Group, Inc.*	784	63,733
Dollarama, Inc.	2,562	186,219
Element Fleet Management Corp.	3,465	55,865
Emera, Inc.	2,585	90,924
Empire Co. Ltd., Class A	1,283	34,898
Enbridge, Inc.	20,415	713,400
Fairfax Financial Holdings Ltd.	217	199,622
First Quantum Minerals Ltd.	5,583	45,748
FirstService Corp.	406	63,763
Fortis, Inc.	4,510	180,819
Franco-Nevada Corp.	1,847	207,034
George Weston Ltd.	751	88,153
GFL Environmental, Inc.	2,612	75,017
Gildan Activewear, Inc.	2,042	73,978
Great-West Lifeco, Inc.	2,340	74,850
Hydro One Ltd., 144A	3,325	92,502
iA Financial Corp., Inc.	997	66,628
IGM Financial, Inc.	1,115	27,705
Imperial Oil Ltd.	2,134	120,326
Intact Financial Corp.	1,681	260,733
Ivanhoe Mines Ltd., Class A*	5,776	51,589
Keyera Corp.	1,954	49,245
Kinross Gold Corp.	12,871	75,944
Loblaw Cos. Ltd.	1,555	134,185
Lululemon Athletica, Inc.*	1,111	496,395
Lundin Mining Corp.	5,791	40,149
Magna International, Inc.	2,598	140,185
Manulife Financial Corp.	18,512	362,908
MEG Energy Corp.*	2,501	47,332
Metro, Inc.	2,047	102,678
National Bank of Canada	3,235	214,545
Northland Power, Inc.	2,494	40,578
Nutrien Ltd.	4,931	263,961
Onex Corp.	660	44,682
Open Text Corp.	2,328	93,216
Pan American Silver Corp.	3,615	56,684
Parkland Corp.	1,688	55,289
Pembina Pipeline Corp.	4,883	163,469
Power Corp. of Canada	5,648	156,420
Quebecor, Inc., Class B	1,431	31,779
Restaurant Brands International, Inc.	2,744	195,319
RioCan Real Estate Investment Trust REIT	1,424	18,348
Rogers Communications, Inc., Class B	3,682	158,675
Royal Bank of Canada	13,472	1,218,377
Saputo, Inc.	2,231	43,407
Shopify, Inc., Class A*	11,593	845,203
Stantec, Inc.	1,065	79,428
Sun Life Financial, Inc.	5,588	282,398
Suncor Energy, Inc.	12,900	425,671
TC Energy Corp.	9,620	361,074
Teck Resources Ltd., Class B	4,665	175,886
TELUS Corp.	4,449	79,671
TFI International, Inc.	764	90,473
Thomson Reuters Corp.	1,502	210,015
TMX Group Ltd.	2,915	62,993
Toromont Industries Ltd.	803	64,851
Toronto-Dominion Bank	17,825	1,087,761
Tourmaline Oil Corp.	3,025	146,537
Waste Connections, Inc.	2,441	330,731
West Fraser Timber Co. Ltd.	401	29,108
Wheaton Precious Metals Corp.	4,290	209,936
WSP Global, Inc.	1,245	172,474

(Cost $18,099,058)		18,201,181

Chile - 0.0%
Antofagasta PLC
(Cost $74,254)	3,784	67,472

Denmark - 1.0%
A.P. Moller - Maersk A/S, Class A	16	24,844
A.P. Moller - Maersk A/S, Class B	55	86,929
Carlsberg A/S, Class B	891	110,574
Chr Hansen Holding A/S	1,139	91,278
Coloplast A/S, Class B	1,438	170,039
Danske Bank A/S	5,816	150,823
Demant A/S*	816	34,679
DSV A/S	1,820	274,472
Genmab A/S*	592	187,221
Novo Nordisk A/S, Class B	31,459	3,201,998
Novozymes A/S, Class B	1,901	98,790
Orsted AS, 144A	1,860	87,758
Pandora A/S	800	108,202
ROCKWOOL A/S, Class B	134	36,259
Tryg A/S	3,460	74,789
Vestas Wind Systems A/S*	9,777	271,226

(Cost $3,539,997)		5,009,881

Finland - 0.3%
Elisa OYJ	1,141	51,142
Fortum OYJ	4,511	63,419
Kesko OYJ, Class B	2,191	41,967
Kone OYJ, Class B	3,235	143,977
Metso Corp.	6,763	66,633
Neste OYJ	4,036	153,601
Nokia OYJ	53,669	188,441

Nordea Bank Abp	29,807	335,241
Orion OYJ, Class B	1,124	44,690
Sampo OYJ, Class A	4,576	200,464
Stora Enso OYJ, Class R	6,922	89,952
UPM-Kymmene OYJ	5,352	187,333
Wartsila OYJ Abp	4,565	63,058

(Cost $1,995,108)		1,629,918

France - 3.4%
Accor SA	1,847	64,105
Aeroports de Paris SA	309	38,132
Air Liquide SA	4,954	939,443
Airbus SE	5,580	829,232
Alstom SA	3,235	40,133
Amundi SA, 144A	873	53,818
Arkema SA	589	59,934
AXA SA	17,967	560,571
BioMerieux	487	52,478
BNP Paribas SA	9,992	629,824
Bollore SE	9,062	51,860
Bouygues SA	1,595	60,754
Bureau Veritas SA	3,134	75,947
Capgemini SE	1,534	314,665
Carrefour SA	5,072	96,265
Cie de Saint-Gobain SA	4,305	280,939
Cie Generale des Etablissements Michelin SCA	6,930	232,964
Covivio SA REIT	638	31,200
Credit Agricole SA	10,967	143,856
Danone SA	6,328	407,157
Dassault Aviation SA	202	40,201
Dassault Systemes SE	6,308	295,713
Edenred SE	2,357	128,586
Eiffage SA	792	80,366
Engie SA	17,197	298,680
EssilorLuxottica SA	2,811	537,108
Eurazeo SE	436	32,753
Gecina SA REIT	500	55,428
Getlink SE	3,183	58,242
Hermes International SCA	302	627,457
Ipsen SA	327	36,928
Kering SA	722	310,147
Klepierre SA REIT	1,688	42,545
La Francaise des Jeux SAEM, 144A	783	28,364
Legrand SA	2,483	239,548
L’Oreal SA	2,343	1,101,957
LVMH Moet Hennessy Louis Vuitton SE	2,675	2,050,966
Orange SA	16,222	200,079
Pernod Ricard SA	1,964	339,760
Publicis Groupe SA	2,215	187,494
Remy Cointreau SA	246	29,324
Renault SA	1,823	71,587
Safran SA	3,382	594,180
Sanofi SA	10,894	1,015,816
Sartorius Stedim Biotech	291	65,534
Schneider Electric SE	5,214	959,279
SEB SA	129	14,709
Societe Generale SA	7,500	188,829
Sodexo SA	918	98,560
STMicroelectronics NV	6,426	304,681
Teleperformance SE	588	82,473
Thales SA	987	147,484
TotalEnergies SE	22,017	1,495,657
Unibail-Rodamco-Westfield REIT*	1,140	72,616
Veolia Environnement SA	6,661	210,113
Vinci SA	5,038	617,309
Vivendi SE	6,791	64,360
Worldline SA, 144A*	2,319	36,018

(Cost $15,555,773)		17,724,128

Germany - 2.3%
adidas AG	1,617	338,994
Allianz SE	3,820	961,141
BASF SE	8,784	409,103
Bayer AG	9,491	324,753
Bayerische Motoren Werke AG	2,888	301,213
Bechtle AG	685	33,992
Beiersdorf AG	924	129,752
Brenntag SE	1,573	136,068
Carl Zeiss Meditec AG	404	36,287
Commerzbank AG	10,173	124,817
Continental AG	1,022	79,195
Covestro AG, 144A*	1,857	97,662
Daimler Truck Holding AG	4,946	160,980
Delivery Hero SE, 144A*	1,424	45,221
Deutsche Bank AG (b)	19,314	240,786
Deutsche Boerse AG	1,810	344,224
Deutsche Lufthansa AG*	5,354	46,617
Deutsche Post AG	9,613	451,436
Deutsche Telekom AG	30,705	736,212
E.ON SE	22,492	292,897
Evonik Industries AG	2,009	37,593
Fresenius Medical Care AG & Co. KGaA	1,868	76,696
Fresenius SE & Co. KGaA	3,849	122,168
GEA Group AG	1,484	54,599
Hannover Rueck SE	533	127,361
Heidelberg Materials AG	1,408	114,913
HelloFresh SE*	1,406	21,508
Henkel AG & Co. KGaA	1,044	72,994
Infineon Technologies AG	12,650	490,676
Knorr-Bremse AG	580	36,388
LEG Immobilien SE*	609	46,607
Mercedes-Benz Group AG	7,943	516,357
Merck KGaA	1,227	214,406
MTU Aero Engines AG	576	117,996

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,365	582,039
Nemetschek SE	522	45,587
Puma SE	1,045	67,477
Rational AG	34	21,795
Rheinmetall AG	389	117,145
RWE AG	6,200	266,331
SAP SE	9,926	1,575,586
Scout24 SE, 144A	519	36,242
Siemens AG	7,343	1,233,840
Siemens Energy AG*	4,949	58,750
Siemens Healthineers AG, 144A	2,689	155,324
Symrise AG	1,299	146,269
Talanx AG	719	52,248
Volkswagen AG	259	33,629
Vonovia SE	7,429	206,860
Wacker Chemie AG	210	25,731
Zalando SE, 144A*	1,961	46,773

(Cost $12,407,999)		12,013,238

Hong Kong - 0.7%
AIA Group Ltd.	109,342	943,581
BOC Hong Kong Holdings Ltd.	32,763	87,672
Budweiser Brewing Co. APAC Ltd., 144A	18,796	33,259
CK Asset Holdings Ltd.	19,526	92,626
CK Hutchison Holdings Ltd.	25,231	126,473
CK Infrastructure Holdings Ltd.	6,057	30,012
CLP Holdings Ltd.	15,467	120,305
ESR Group Ltd., 144A	24,724	31,782
Futu Holdings Ltd., ADR*	595	32,082
Galaxy Entertainment Group Ltd.	19,351	100,096
Hang Lung Properties Ltd.	25,999	34,753
Hang Seng Bank Ltd.	6,513	72,132
Henderson Land Development Co. Ltd.	16,209	44,101
HKT Trust & HKT Ltd. (a)	29,671	31,645
Hong Kong & China Gas Co. Ltd.	93,780	64,479
Hong Kong Exchanges & Clearing Ltd.	11,764	417,523
Hongkong Land Holdings Ltd.	12,100	38,962
Jardine Matheson Holdings Ltd.	1,651	63,745
Link REIT	29,590	146,240
MTR Corp. Ltd.	16,093	57,694
New World Development Co. Ltd.	14,571	21,678
Power Assets Holdings Ltd.	13,395	69,888
Prudential PLC	26,187	286,097
Sino Land Co. Ltd.	35,189	35,458
SITC International Holdings Co. Ltd.	14,157	21,389
Sun Hung Kai Properties Ltd.	13,606	133,529
Swire Pacific Ltd., Class A	3,037	19,715
Swire Properties Ltd.	12,298	23,902
Techtronic Industries Co. Ltd.	13,429	136,348
WH Group Ltd., 144A	100,813	64,797
Wharf Holdings Ltd.	9,603	24,960
Wharf Real Estate Investment Co. Ltd.	12,980	40,966
Xinyi Glass Holdings Ltd.	15,971	18,383

(Cost $4,861,359)		3,466,272

Ireland - 1.1%
Accenture PLC, Class A	5,993	1,996,508
AerCap Holdings NV*	1,924	131,255
AIB Group PLC	15,099	70,083
Allegion PLC	864	91,662
Aptiv PLC*	2,623	217,289
Bank of Ireland Group PLC	9,816	92,001
CRH PLC	6,732	424,926
DCC PLC	1,049	70,941
Experian PLC	8,494	312,159
Flutter Entertainment PLC*	1,718	268,524
James Hardie Industries PLC CDI*	3,947	127,503
Kerry Group PLC, Class A	1,691	136,940
Kingspan Group PLC	1,492	118,513
Medtronic PLC	12,682	1,005,302
Smurfit Kappa Group PLC	1,951	74,080
Trane Technologies PLC	2,191	493,873

(Cost $5,557,635)		5,631,559

Israel - 0.2%
Azrieli Group Ltd.	494	28,692
Bank Hapoalim BM	12,103	102,405
Bank Leumi Le-Israel BM	13,299	99,811
Check Point Software Technologies Ltd.*	950	138,700
CyberArk Software Ltd.*	429	85,487
Elbit Systems Ltd.	280	55,841
Global-e Online Ltd.*	868	29,729
ICL Group Ltd.	6,958	35,013
Israel Discount Bank Ltd., Class A	11,318	54,613
Mizrahi Tefahot Bank Ltd.	1,576	56,284
Monday.com Ltd.*	227	40,824
Nice Ltd.*	653	125,652
Teva Pharmaceutical Industries Ltd., ADR*	11,052	108,531
Wix.com Ltd.*	577	58,565

(Cost $1,085,108)		1,020,147

Italy - 0.7%
Amplifon SpA	1,141	35,518
Assicurazioni Generali SpA	10,514	218,022
Banco BPM SpA	11,456	63,423
Davide Campari-Milano NV	5,032	55,014
DiaSorin SpA	193	18,308
Enel SpA	77,779	550,432
Eni SpA	21,650	358,303
Ferrari NV	1,237	446,208
FinecoBank Banca Fineco SpA	6,001	80,962
Infrastrutture Wireless Italiane SpA, 144A	2,598	32,089
Intesa Sanpaolo SpA	157,654	454,381
Leonardo SpA	3,375	51,812
Mediobanca Banca di Credito Finanziario SpA	5,114	60,123

Moncler SpA	1,952	108,366
Nexi SpA, 144A*	6,153	48,002
Poste Italiane SpA, 144A	3,511	37,834
Prysmian SpA	2,688	103,619
Recordati Industria Chimica e Farmaceutica SpA	1,209	58,266
Snam SpA	19,229	96,994
Telecom Italia SpA*	136,830	39,802
Terna - Rete Elettrica Nazionale	11,663	94,118
UniCredit SpA	15,415	420,231

(Cost $2,913,153)		3,431,827

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $59,244)	1,852	40,408

Luxembourg - 0.0%
ArcelorMittal SA	4,727	119,090
Eurofins Scientific SE	1,309	76,211
Tenaris SA	4,483	77,040

(Cost $284,411)		272,341

Macau - 0.0%
Sands China Ltd.*
(Cost $91,055)	23,985	58,839

Netherlands - 1.5%
ABN AMRO Bank NV, 144A	4,485	60,265
Adyen NV, 144A*	209	244,231
Aegon Ltd.	17,842	97,843
Akzo Nobel NV	1,778	136,691
Argenx SE*	580	257,818
ASM International NV	424	217,758
ASML Holding NV	3,887	2,642,210
ASR Nederland NV	1,394	64,292
BE Semiconductor Industries NV	740	103,712
Euronext NV, 144A	837	69,590
EXOR NV	782	76,194
Heineken Holding NV	1,266	98,489
Heineken NV	2,764	253,026
IMCD NV	601	92,822
ING Groep NV	35,258	495,417
JDE Peet’s NV	673	18,079
Koninklijke Ahold Delhaize NV	9,115	264,149
Koninklijke KPN NV	33,996	116,732
Koninklijke Philips NV*	7,618	156,016
NN Group NV	2,962	112,759
NXP Semiconductors NV	2,436	497,139
OCI NV	973	20,957
Prosus NV*	13,932	462,117
QIAGEN NV*	2,169	89,102
Randstad NV	1,307	77,721
Stellantis NV	20,889	453,606
Universal Music Group NV	7,862	207,936
Wolters Kluwer NV	2,505	345,204

(Cost $6,793,015)		7,731,875

New Zealand - 0.1%
Auckland International Airport Ltd.	11,693	57,200
Fisher & Paykel Healthcare Corp. Ltd.	5,048	73,458
Mercury NZ Ltd.	6,536	25,150
Meridian Energy Ltd.	12,293	39,596
Spark New Zealand Ltd.	20,336	65,127
Xero Ltd.*	1,391	95,043

(Cost $425,415)		355,574

Norway - 0.2%
Adevinta ASA*	4,171	43,263
Aker BP ASA	2,932	84,352
DNB Bank ASA	8,789	168,053
Equinor ASA	8,978	289,943
Gjensidige Forsikring ASA	1,700	28,720
Kongsberg Gruppen ASA	877	37,785
Mowi ASA	3,874	69,114
Norsk Hydro ASA	14,883	86,685
Orkla ASA	7,849	57,993
Salmar ASA	553	30,413
Telenor ASA	7,130	76,931
Yara International ASA	1,299	44,145

(Cost $1,118,887)		1,017,397

Portugal - 0.1%
EDP - Energias de Portugal SA	34,338	164,364
Galp Energia SGPS SA	3,630	54,084
Jeronimo Martins SGPS SA	3,167	78,440

(Cost $281,648)		296,888

Singapore - 0.4%
CapitaLand Ascendas REIT	45,879	97,630
CapitaLand Integrated Commercial Trust REIT	41,456	56,534
CapitaLand Investment Ltd.	16,402	37,238
City Developments Ltd.	3,300	15,479
DBS Group Holdings Ltd.	17,307	411,602
Genting Singapore Ltd.	43,800	30,029
Grab Holdings Ltd., Class A*	19,801	60,195
Jardine Cycle & Carriage Ltd.	1,300	27,781
Keppel Corp. Ltd.	15,500	77,465
Mapletree Logistics Trust REIT	27,728	33,450
Mapletree Pan Asia Commercial Trust REIT	14,100	14,474
Oversea-Chinese Banking Corp. Ltd.	32,085	301,473
Sea Ltd., ADR*	3,445	124,778
Seatrium Ltd.*	480,918	37,836
Sembcorp Industries Ltd.	8,600	33,122
Singapore Airlines Ltd.	14,250	67,694
Singapore Exchange Ltd.	9,131	64,518
Singapore Technologies Engineering Ltd.	10,502	29,194
Singapore Telecommunications Ltd.	80,500	139,334
United Overseas Bank Ltd.	11,301	230,491
UOL Group Ltd.	8,701	38,465
Wilmar International Ltd.	20,400	55,486

(Cost $2,373,639)		1,984,268

Spain - 0.8%
Acciona SA	263	37,161
ACS Actividades de Construccion y Servicios SA	2,214	88,535
Aena SME SA, 144A	671	115,640
Amadeus IT Group SA	4,651	318,793
Banco Bilbao Vizcaya Argentaria SA	57,879	537,169
Banco Santander SA	156,118	647,464
CaixaBank SA	42,280	190,570
Cellnex Telecom SA, 144A*	5,190	198,425
Corp ACCIONA Energias Renovables SA	625	18,576
EDP Renovaveis SA	2,653	48,486
Enagas SA	2,508	45,973
Endesa SA	3,059	64,033
Ferrovial SE	4,823	167,133
Grifols SA*	3,235	45,763
Iberdrola SA	59,295	733,985
Industria de Diseno Textil SA	10,352	427,293
Naturgy Energy Group SA	945	28,273
Redeia Corp. SA	3,772	63,298
Repsol SA	12,632	193,510
Telefonica SA	51,838	223,640

(Cost $3,641,039)		4,193,720

Sweden - 0.8%
Alfa Laval AB	3,142	117,358
Assa Abloy AB, Class B	9,443	242,139
Atlas Copco AB, Class A	25,782	398,336
Atlas Copco AB, Class B	15,100	199,506
Beijer Ref AB	2,963	32,828
Boliden AB	2,614	69,822
Epiroc AB, Class A	6,494	121,218
Epiroc AB, Class B	4,305	67,828
EQT AB	2,965	70,030
Essity AB, Class B	5,372	134,571
Evolution AB, 144A	1,686	174,958
Fastighets AB Balder, Class B*	7,470	44,098
Getinge AB, Class B	2,363	50,287
H & M Hennes & Mauritz AB, Class B	6,854	109,820
Hexagon AB, Class B	18,310	183,295
Holmen AB, Class B	921	38,663
Husqvarna AB, Class B	3,187	24,367
Industrivarden AB, Class A	1,375	41,386
Industrivarden AB, Class C	1,685	50,781
Indutrade AB	2,610	57,287
Investment AB Latour, Class B	1,221	27,371
Investor AB, Class B	16,402	340,911
L E Lundbergforetagen AB, Class B	594	28,921
Lifco AB, Class B	2,492	54,150
Nibe Industrier AB, Class B	14,806	87,546
Saab AB, Class B	770	39,621
Sagax AB, Class B	1,813	41,160
Sandvik AB	10,254	202,558
Securitas AB, Class B	6,090	54,886
Skandinaviska Enskilda Banken AB, Class A	15,535	188,279
Skanska AB, Class B	2,593	41,695
SKF AB, Class B	3,057	57,500
Svenska Cellulosa AB SCA, Class B	5,536	82,336
Svenska Handelsbanken AB, Class A	12,953	122,869
Swedbank AB, Class A	8,864	162,708
Swedish Orphan Biovitrum AB*	1,801	42,899
Tele2 AB, Class B	5,125	40,232
Telefonaktiebolaget LM Ericsson, Class B	28,855	143,079
Telia Co. AB	23,778	56,502
Volvo AB, Class A	2,601	61,507
Volvo AB, Class B	14,354	333,206
Volvo Car AB, Class B*	5,674	18,502

(Cost $5,020,270)		4,457,016

Switzerland - 3.2%
ABB Ltd.	15,459	617,080
Adecco Group AG	1,313	63,525
Alcon, Inc.	4,726	358,275
Avolta AG*	847	29,738
Bachem Holding AG	205	15,324
Baloise Holding AG	489	75,300
Banque Cantonale Vaudoise	280	34,358
Barry Callebaut AG	38	63,672
BKW AG	222	39,419
Chocoladefabriken Lindt & Spruengli AG	1	123,052
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	11	136,875
Chubb Ltd.	3,851	883,535
Cie Financiere Richemont SA, Class A	5,059	635,320
Clariant AG*	1,470	22,095
Coca-Cola HBC AG*	2,345	65,192
DSM-Firmenich AG	1,925	182,459
EMS-Chemie Holding AG	75	53,519
Garmin Ltd.	1,462	178,715
Geberit AG	308	173,349
Givaudan SA	89	334,895
Glencore PLC	101,404	567,150
Helvetia Holding AG	271	37,305
Holcim AG*	4,944	365,591
Julius Baer Group Ltd.	1,882	95,750
Kuehne + Nagel International AG	504	146,757
Logitech International SA	1,481	129,850
Lonza Group AG	718	279,422
Nestle SA	25,699	2,936,226
Novartis AG	19,882	1,946,243
Partners Group Holding AG	221	292,913
Roche Holding AG	281	80,724
Roche Holding AG	6,743	1,830,470
Sandoz Group AG*	3,924	112,862
Schindler Holding AG	250	53,878

Schindler Holding AG Participation Certificates	327	73,613
SGS SA	1,563	133,553
SIG Group AG*	2,882	67,746
Sika AG	1,530	417,361
Sonova Holding AG	497	144,205
Straumann Holding AG	1,038	143,545
Swatch Group AG - Bearer	305	80,499
Swatch Group AG - Registered	165	8,330
Swiss Life Holding AG	264	170,201
Swiss Prime Site AG	660	66,793
Swiss Re AG	2,969	352,538
Swisscom AG	276	162,004
Temenos AG	583	49,628
UBS Group AG	31,462	891,161
VAT Group AG, 144A	284	132,765
Zurich Insurance Group AG	1,378	693,952

(Cost $16,316,844)		16,548,732

United Kingdom - 4.0%
3i Group PLC	9,894	279,565
abrdn PLC	15,960	32,923
Admiral Group PLC	2,708	92,596
Amcor PLC	13,291	125,999
Anglo American PLC	12,039	326,458
Ashtead Group PLC	4,101	247,279
Associated British Foods PLC	3,011	90,644
AstraZeneca PLC	14,992	1,921,827
Auto Trader Group PLC, 144A	9,673	88,756
Aviva PLC	26,499	140,056
BAE Systems PLC	29,990	398,642
Barclays PLC	140,835	251,460
Barratt Developments PLC	8,978	58,397
Berkeley Group Holdings PLC	1,140	66,906
BP PLC	162,359	984,735
British American Tobacco PLC	20,545	653,345
BT Group PLC	66,214	103,019
Bunzl PLC	3,219	122,334
Burberry Group PLC	3,325	61,603
Centrica PLC	58,821	110,989
CNH Industrial NV	9,216	98,980
Coca-Cola Europacific Partners PLC	1,873	113,579
Compass Group PLC	16,606	421,078
Croda International PLC	1,322	75,044
Diageo PLC	21,523	752,973
Endeavour Mining PLC	2,464	57,364
Entain PLC	6,080	61,791
Ferguson PLC	1,991	341,138
GSK PLC	39,808	715,306
Haleon PLC	54,076	225,944
Halma PLC	3,328	89,781
Hargreaves Lansdown PLC	3,214	29,230
HSBC Holdings PLC	186,573	1,422,114
Imperial Brands PLC	8,568	200,284
Informa PLC	12,196	114,716
InterContinental Hotels Group PLC	1,867	144,554
Intertek Group PLC	1,566	79,002
J Sainsbury PLC	17,149	62,068
JD Sports Fashion PLC	30,107	59,858
Kingfisher PLC	16,414	45,590
Land Securities Group PLC REIT	6,681	52,794
Legal & General Group PLC	54,223	157,400
Lloyds Banking Group PLC	627,633	345,392
London Stock Exchange Group PLC	4,093	461,468
M&G PLC	26,664	70,616
Melrose Industries PLC	12,968	85,138
Mondi PLC	5,173	92,141
National Grid PLC	35,592	462,968
NatWest Group PLC	49,730	130,885
Next PLC	1,078	108,220
Ocado Group PLC*	4,737	35,981
Pearson PLC	4,851	57,555
Pentair PLC	1,678	108,298
Persimmon PLC	3,056	48,417
Phoenix Group Holdings PLC	7,162	42,178
Reckitt Benckiser Group PLC	6,912	472,339
RELX PLC	17,984	692,113
Rentokil Initial PLC	23,854	129,459
Rio Tinto PLC	10,691	730,716
Rolls-Royce Holdings PLC*	82,323	280,135
Sage Group PLC	10,545	150,916
Schroders PLC	9,642	49,021
Segro PLC REIT	11,820	121,534
Severn Trent PLC	2,596	85,479
Shell PLC	63,134	2,046,068
Smith & Nephew PLC	8,394	108,761
Smiths Group PLC	3,116	65,009
Spirax-Sarco Engineering PLC	616	72,118
SSE PLC	9,973	231,359
St James’s Place PLC	5,180	42,533
Standard Chartered PLC	23,077	190,828
Taylor Wimpey PLC	30,641	50,252
Tesco PLC	64,568	233,613
Unilever PLC	24,424	1,165,514
United Utilities Group PLC	7,591	104,843
Vodafone Group PLC	211,122	190,644
Whitbread PLC	1,948	76,226
Willis Towers Watson PLC	995	245,068
Wise PLC, Class A*	6,443	63,686
WPP PLC	11,631	104,071

(Cost $20,480,198)		21,229,683

United States - 72.5%
3M Co.	5,240	519,127
A O Smith Corp.	1,250	94,200
Abbott Laboratories	16,554	1,726,417

AbbVie, Inc.	17,017	2,423,051
Adobe, Inc.*	4,380	2,676,224
Advanced Micro Devices, Inc.*	15,672	1,898,820
AECOM	1,116	99,168
AES Corp.	6,493	111,745
Aflac, Inc.	5,507	455,484
Agilent Technologies, Inc.	2,826	361,163
Air Products and Chemicals, Inc.	2,137	578,165
Airbnb, Inc., Class A*	4,179	527,975
Akamai Technologies, Inc.*	1,555	179,649
Albemarle Corp.	1,097	133,033
Albertsons Cos., Inc., Class A	3,380	73,583
Alexandria Real Estate Equities, Inc. REIT	1,469	160,709
Align Technology, Inc.*	680	145,384
Alliant Energy Corp.	2,490	125,919
Allstate Corp.	2,588	356,808
Ally Financial, Inc.	3,059	89,384
Alnylam Pharmaceuticals, Inc.*	1,116	187,767
Alphabet, Inc., Class A*	57,210	7,582,041
Alphabet, Inc., Class C*	50,287	6,734,435
Altria Group, Inc.	17,333	728,679
Amazon.com, Inc.*	89,564	13,084,405
Ameren Corp.	2,573	199,639
American Electric Power Co., Inc.	5,103	405,944
American Express Co.	6,025	1,028,889
American Financial Group, Inc.	680	77,785
American Homes 4 Rent, Class A REIT	2,959	107,323
American International Group, Inc.	7,172	471,989
American Tower Corp. REIT	4,442	927,401
American Water Works Co., Inc.	1,911	251,946
Ameriprise Financial, Inc.	1,030	364,115
AMETEK, Inc.	2,172	337,160
Amgen, Inc.	5,107	1,377,051
Amphenol Corp., Class A	5,845	531,837
Analog Devices, Inc.	4,862	891,594
Annaly Capital Management, Inc. REIT	4,649	84,007
ANSYS, Inc.*	854	250,529
Aon PLC, Class A	1,924	632,015
APA Corp.	3,321	119,556
Apollo Global Management, Inc.	3,808	350,336
Apple, Inc.	150,723	28,629,834
Applied Materials, Inc.	8,019	1,201,086
Archer-Daniels-Midland Co.	5,229	385,534
Ares Management Corp., Class A	1,499	168,263
Arista Networks, Inc.*	2,499	549,055
Arthur J Gallagher & Co.	2,066	514,434
Aspen Technology, Inc.*	297	55,913
Assurant, Inc.	581	97,620
AT&T, Inc.	68,230	1,130,571
Atmos Energy Corp.	1,430	162,748
Autodesk, Inc.*	2,093	457,174
Automatic Data Processing, Inc.	4,025	925,428
AutoZone, Inc.*	166	433,248
AvalonBay Communities, Inc. REIT	1,293	223,611
Avantor, Inc.*	5,824	123,352
Avery Dennison Corp.	791	153,849
Axon Enterprise, Inc.*	681	156,541
Baker Hughes Co.	9,107	307,361
Ball Corp.	3,051	168,690
Bank of America Corp.	69,188	2,109,542
Bank of New York Mellon Corp.	7,441	359,549
Bath & Body Works, Inc.	2,029	66,186
Baxter International, Inc.	4,676	168,710
Becton Dickinson and Co.	2,734	645,716
Bentley Systems, Inc., Class B	2,275	118,436
Berkshire Hathaway, Inc., Class B*	12,589	4,532,040
Best Buy Co., Inc.	2,120	150,393
BILL Holdings, Inc.*	918	60,101
Biogen, Inc.*	1,395	326,542
BioMarin Pharmaceutical, Inc.*	1,736	158,115
Bio-Rad Laboratories, Inc., Class A*	238	72,571
Bio-Techne Corp.	1,510	94,979
BlackRock, Inc.	1,445	1,085,527
Blackstone, Inc.	6,891	774,342
Block, Inc.*	5,164	327,553
Boeing Co.*	5,516	1,277,671
Booking Holdings, Inc.*	345	1,078,366
Booz Allen Hamilton Holding Corp.	1,413	176,809
BorgWarner, Inc.	1,936	65,224
Boston Properties, Inc. REIT	1,312	74,692
Boston Scientific Corp.*	13,863	774,803
Bristol-Myers Squibb Co.	20,228	998,859
Broadcom, Inc.	4,272	3,954,719
Broadridge Financial Solutions, Inc.	1,127	218,435
Brookfield Renewable Corp., Class A	1,226	32,552
Brown & Brown, Inc.	2,472	184,757
Brown-Forman Corp., Class B	2,926	171,873
Builders FirstSource, Inc.*	1,141	153,020
Bunge Global SA	1,405	154,367
Burlington Stores, Inc.*	581	98,532
C.H. Robinson Worldwide, Inc.	1,217	99,855
Cadence Design Systems, Inc.*	2,605	711,868
Caesars Entertainment, Inc.*	1,963	87,785
Camden Property Trust REIT	915	82,588
Campbell Soup Co.	1,760	70,717
Capital One Financial Corp.	3,550	396,393
Cardinal Health, Inc.	2,373	254,101
Carlisle Cos., Inc.	477	133,756
Carlyle Group, Inc.	1,811	62,081
CarMax, Inc.*	1,409	90,091
Carnival Corp.*	9,666	145,570
Carrier Global Corp.	8,140	422,954
Catalent, Inc.*	1,589	61,733
Caterpillar, Inc.	4,959	1,243,320
Cboe Global Markets, Inc.	933	169,983

CBRE Group, Inc., Class A*	2,909	229,695
CDW Corp.	1,266	266,974
Celanese Corp.	1,102	152,803
Celsius Holdings, Inc.*	1,485	73,522
Cencora, Inc.	1,629	331,290
Centene Corp.*	5,304	390,799
CenterPoint Energy, Inc.	6,018	170,129
Ceridian HCM Holding, Inc.*	1,614	111,205
CF Industries Holdings, Inc.	1,941	145,866
Charles River Laboratories International, Inc.*	505	99,525
Charles Schwab Corp.	14,298	876,753
Charter Communications, Inc., Class A*	910	364,118
Cheniere Energy, Inc.	2,359	429,692
Chesapeake Energy Corp.	916	73,564
Chevron Corp.	17,390	2,497,204
Chipotle Mexican Grill, Inc.*	267	588,001
Church & Dwight Co., Inc.	2,286	220,896
Cigna Group	2,867	753,677
Cincinnati Financial Corp.	1,473	151,410
Cintas Corp.	872	482,434
Cisco Systems, Inc.	39,042	1,888,852
Citigroup, Inc.	18,890	870,829
Citizens Financial Group, Inc.	4,675	127,487
Cleveland-Cliffs, Inc.*	4,988	85,594
Clorox Co.	1,161	166,429
Cloudflare, Inc., Class A*	2,548	196,578
CME Group, Inc.	3,482	760,330
CMS Energy Corp.	2,561	145,362
Coca-Cola Co.	39,326	2,298,211
Cognizant Technology Solutions Corp., Class A	4,852	341,484
Coinbase Global, Inc., Class A*(c)	1,551	193,441
Colgate-Palmolive Co.	7,515	591,957
Comcast Corp., Class A	40,032	1,676,940
Conagra Brands, Inc.	4,757	134,576
Confluent, Inc., Class A*	1,569	33,294
ConocoPhillips	11,467	1,325,241
Consolidated Edison, Inc.	3,396	306,014
Constellation Brands, Inc., Class A	1,537	369,633
Constellation Energy Corp.	3,195	386,723
Cooper Cos., Inc.	475	160,037
Copart, Inc.*	8,525	428,125
Corning, Inc.	7,782	221,709
Corteva, Inc.	6,921	312,829
CoStar Group, Inc.*	3,921	325,600
Costco Wholesale Corp.	4,251	2,519,738
Coterra Energy, Inc.	7,768	203,910
Crowdstrike Holdings, Inc., Class A*	2,195	520,193
Crown Castle, Inc. REIT	4,084	478,972
Crown Holdings, Inc.	1,256	108,029
CSX Corp.	19,990	645,677
Cummins, Inc.	1,293	289,839
CVS Health Corp.	12,344	838,775
D.R. Horton, Inc.	2,872	366,668
Danaher Corp.	6,790	1,516,275
Darden Restaurants, Inc.	1,216	190,268
Darling Ingredients, Inc.*	1,478	64,840
Datadog, Inc., Class A*	2,370	276,271
DaVita, Inc.*	623	63,210
Deckers Outdoor Corp.*	263	174,624
Deere & Co.	2,674	974,432
Dell Technologies, Inc., Class C	2,450	185,881
Delta Air Lines, Inc.	1,222	45,128
Devon Energy Corp.	6,437	289,472
Dexcom, Inc.*	3,684	425,576
Diamondback Energy, Inc.	1,572	242,733
Dick’s Sporting Goods, Inc.	562	73,116
Digital Realty Trust, Inc. REIT	2,730	378,869
Discover Financial Services	2,488	231,384
DocuSign, Inc.*	1,869	80,554
Dollar General Corp.	2,172	284,793
Dollar Tree, Inc.*	2,122	262,258
Dominion Energy, Inc.	8,077	366,211
Domino’s Pizza, Inc.	349	137,119
DoorDash, Inc., Class A*	2,496	234,574
Dover Corp.	1,386	195,648
Dow, Inc.	6,921	358,162
DraftKings, Inc., Class A*	3,994	152,731
Dropbox, Inc., Class A*	2,490	70,168
DTE Energy Co.	1,942	202,182
Duke Energy Corp.	7,296	673,275
DuPont de Nemours, Inc.	4,683	335,022
Dynatrace, Inc.*	2,028	108,599
Eastman Chemical Co.	1,021	85,590
Eaton Corp. PLC	3,825	870,914
eBay, Inc.	5,096	208,987
Ecolab, Inc.	2,494	478,175
Edison International	3,695	247,528
Edwards Lifesciences Corp.*	5,963	403,755
Electronic Arts, Inc.	2,481	342,403
Elevance Health, Inc.	2,271	1,088,922
Eli Lilly & Co.	7,796	4,607,748
Emerson Electric Co.	5,645	501,840
Enphase Energy, Inc.*	1,296	130,922
Entegris, Inc.	1,491	155,660
Entergy Corp.	1,936	196,330
EOG Resources, Inc.	5,561	684,392
EPAM Systems, Inc.*	551	142,263
EQT Corp.	3,878	154,965
Equifax, Inc.	1,178	256,462
Equinix, Inc. REIT	891	726,174
Equitable Holdings, Inc.	3,782	116,070
Equity LifeStyle Properties, Inc. REIT	1,854	131,819
Equity Residential REIT	3,598	204,510
Erie Indemnity Co., Class A	270	79,823

Essential Utilities, Inc.	2,028	72,217
Essex Property Trust, Inc. REIT	645	137,682
Estee Lauder Cos., Inc., Class A	2,180	278,364
Etsy, Inc.*	1,206	91,427
Evergy, Inc.	2,163	110,400
Eversource Energy	3,145	186,844
Exact Sciences Corp.*	1,688	108,032
Exelon Corp.	9,560	368,156
Expedia Group, Inc.*	1,306	177,851
Expeditors International of Washington, Inc.	1,362	163,903
Extra Space Storage, Inc. REIT	1,983	258,127
Exxon Mobil Corp.	38,500	3,955,490
F5, Inc.*	578	98,948
FactSet Research Systems, Inc.	384	174,129
Fair Isaac Corp.*	242	263,199
Fastenal Co.	5,458	327,316
FedEx Corp.	2,297	594,533
Fidelity National Financial, Inc.	2,374	106,450
Fidelity National Information Services, Inc.	5,856	343,396
Fifth Third Bancorp	6,532	189,101
First Citizens BancShares, Inc., Class A	110	161,468
First Solar, Inc.*	944	148,944
FirstEnergy Corp.	5,647	208,600
Fiserv, Inc.*	5,775	754,273
FleetCor Technologies, Inc.*	642	154,401
FMC Corp.	1,189	63,802
Ford Motor Co.	37,980	389,675
Fortinet, Inc.*	6,610	347,422
Fortive Corp.	3,360	231,773
Fortune Brands Innovations, Inc.	1,319	90,259
Fox Corp., Class A	2,590	76,509
Fox Corp., Class B	1,429	39,526
Franklin Resources, Inc.	3,049	75,615
Freeport-McMoRan, Inc.	14,307	533,937
Gaming and Leisure Properties, Inc. REIT	2,853	133,321
Gartner, Inc.*	790	343,524
GE HealthCare Technologies, Inc.	3,927	268,842
Gen Digital, Inc.	5,149	113,690
General Dynamics Corp.	2,189	540,617
General Electric Co.	10,387	1,265,137
General Mills, Inc.	5,619	357,706
General Motors Co.	13,133	415,003
Genuine Parts Co.	1,412	187,485
Gilead Sciences, Inc.	11,961	916,213
Global Payments, Inc.	2,475	288,189
Globe Life, Inc.	927	114,142
GoDaddy, Inc., Class A*	1,288	128,877
Goldman Sachs Group, Inc.	3,171	1,083,023
Graco, Inc.	1,526	123,270
Halliburton Co.	8,879	328,789
Hartford Financial Services Group, Inc.	3,100	242,296
Hasbro, Inc.	1,222	56,713
HCA Healthcare, Inc.	2,047	512,733
Healthpeak Properties, Inc. REIT	5,556	96,230
HEICO Corp.	407	69,609
HEICO Corp., Class A	747	102,645
Henry Schein, Inc.*	1,221	81,477
Hershey Co.	1,405	264,028
Hess Corp.	2,584	363,207
Hewlett Packard Enterprise Co.	12,361	209,025
HF Sinclair Corp.	1,557	81,711
Hilton Worldwide Holdings, Inc.	2,565	429,689
Hologic, Inc.*	2,214	157,858
Home Depot, Inc.	9,652	3,025,805
Honeywell International, Inc.	6,414	1,256,631
Hormel Foods Corp.	3,045	93,147
Host Hotels & Resorts, Inc. REIT	6,519	113,887
Howmet Aerospace, Inc.	3,848	202,405
HP, Inc.	8,889	260,803
Hubbell, Inc.	491	147,300
HubSpot, Inc.*	497	245,483
Humana, Inc.	1,199	581,347
Huntington Bancshares, Inc.	14,226	160,185
Huntington Ingalls Industries, Inc.	351	83,194
Hyatt Hotels Corp., Class A	336	38,559
IDEX Corp.	766	154,487
IDEXX Laboratories, Inc.*	822	382,904
Illinois Tool Works, Inc.	2,959	716,699
Illumina, Inc.*	1,574	160,469
Incyte Corp.*	1,847	100,366
Ingersoll Rand, Inc.	3,868	276,291
Insulet Corp.*	670	126,690
Intel Corp.	40,243	1,798,862
Intercontinental Exchange, Inc.	5,451	620,542
International Business Machines Corp.	8,714	1,381,692
International Flavors & Fragrances, Inc.	2,445	184,304
International Paper Co.	3,602	133,058
Interpublic Group of Cos., Inc.	3,746	115,152
Intuit, Inc.	2,701	1,543,513
Intuitive Surgical, Inc.*	3,436	1,068,046
Invitation Homes, Inc. REIT	5,845	194,989
IQVIA Holdings, Inc.*	1,718	367,824
Iron Mountain, Inc. REIT	2,915	186,997
J M Smucker Co.	1,049	115,107
Jabil, Inc.	1,256	144,842
Jack Henry & Associates, Inc.	628	99,657
Jacobs Solutions, Inc.	1,310	166,606
Jazz Pharmaceuticals PLC*	579	68,455
JB Hunt Transport Services, Inc.	733	135,803
Johnson & Johnson	23,233	3,593,216
Johnson Controls International PLC	6,523	344,414
JPMorgan Chase & Co.	27,970	4,365,558
Juniper Networks, Inc.	2,592	73,742
Kellanova	2,623	137,812

Kenvue, Inc.	16,700	341,348
Keurig Dr Pepper, Inc.	10,253	323,687
KeyCorp	9,844	121,967
Keysight Technologies, Inc.*	1,722	234,003
Kimberly-Clark Corp.	3,235	400,267
Kimco Realty Corp. REIT	6,436	124,344
Kinder Morgan, Inc.	19,843	348,642
KKR & Co., Inc.	5,731	434,639
KLA Corp.	1,341	730,335
Knight-Swift Transportation Holdings, Inc.	1,410	75,830
Kraft Heinz Co.	8,285	290,886
Kroger Co.	6,863	303,825
L3Harris Technologies, Inc.	1,832	349,564
Laboratory Corp. of America Holdings	916	198,690
Lam Research Corp.	1,298	929,264
Lamb Weston Holdings, Inc.	1,314	131,439
Las Vegas Sands Corp.	3,140	144,817
Lattice Semiconductor Corp.*	1,328	77,754
Lear Corp.	575	76,906
Leidos Holdings, Inc.	1,368	146,814
Lennar Corp., Class A	2,385	305,089
Lennox International, Inc.	280	113,865
Liberty Broadband Corp., Class C*	1,110	92,263
Liberty Media Corp.-Liberty Formula One, Class C *	2,024	128,848
Liberty Media Corp.-Liberty SiriusXM*	1,778	47,988
Linde PLC	4,749	1,964,994
Live Nation Entertainment, Inc.*	1,692	142,500
LKQ Corp.	2,295	102,196
Lockheed Martin Corp.	2,197	983,751
Loews Corp.	1,473	103,537
Lowe’s Cos., Inc.	5,540	1,101,518
LPL Financial Holdings, Inc.	778	172,949
Lucid Group, Inc. *(c)	8,608	36,326
LyondellBasell Industries NV, Class A	2,344	222,914
M&T Bank Corp.	1,595	204,431
Manhattan Associates, Inc.*	595	132,715
Marathon Oil Corp.	6,630	168,601
Marathon Petroleum Corp.	3,821	570,055
Markel Group, Inc.*	122	175,569
MarketAxess Holdings, Inc.	328	78,759
Marriott International, Inc., Class A	2,481	502,899
Marsh & McLennan Cos., Inc.	4,756	948,442
Martin Marietta Materials, Inc.	558	259,241
Marvell Technology, Inc.	8,202	457,097
Masco Corp.	2,086	126,307
Mastercard, Inc., Class A	8,125	3,362,369
Match Group, Inc.*	2,593	83,961
McCormick & Co., Inc.	2,447	158,639
McDonald’s Corp.	7,006	1,974,571
McKesson Corp.	1,285	604,670
Merck & Co., Inc.	24,347	2,495,081
Meta Platforms, Inc., Class A*	21,427	7,009,843
MetLife, Inc.	5,973	380,062
Mettler-Toledo International, Inc.*	213	232,581
MGM Resorts International	2,739	108,026
Microchip Technology, Inc.	5,276	440,229
Micron Technology, Inc.	10,420	793,170
Microsoft Corp.	68,050	25,784,825
Mid-America Apartment Communities, Inc. REIT	1,132	140,911
Moderna, Inc.*	3,105	241,258
Molina Healthcare, Inc.*	588	214,949
Molson Coors Beverage Co., Class B	1,766	108,680
Mondelez International, Inc., Class A	13,023	925,414
MongoDB, Inc.*	689	286,445
Monolithic Power Systems, Inc.	449	246,375
Monster Beverage Corp.*	7,428	409,654
Moody’s Corp.	1,625	593,060
Morgan Stanley	12,183	966,599
Mosaic Co.	3,201	114,884
Motorola Solutions, Inc.	1,567	505,937
MSCI, Inc.	791	411,992
Nasdaq, Inc.	3,295	183,993
NetApp, Inc.	2,117	193,473
Netflix, Inc.*	4,297	2,036,649
Neurocrine Biosciences, Inc.*	905	105,514
Newmont Corp.	10,928	439,196
News Corp., Class A	3,849	84,832
NextEra Energy, Inc.	19,868	1,162,477
NIKE, Inc., Class B	11,978	1,320,814
NiSource, Inc.	3,869	99,201
Nordson Corp.	435	102,373
Norfolk Southern Corp.	2,165	472,316
Northern Trust Corp.	1,999	158,421
Northrop Grumman Corp.	1,408	669,025
NRG Energy, Inc.	2,402	114,912
Nucor Corp.	2,434	413,707
NVIDIA Corp.	23,761	11,113,020
NVR, Inc.*	33	203,128
Occidental Petroleum Corp.	6,437	380,749
Okta, Inc.*	1,448	97,088
Old Dominion Freight Line, Inc.	959	373,109
Omnicom Group, Inc.	1,938	156,261
ON Semiconductor Corp.*	4,327	308,645
ONEOK, Inc.	5,473	376,816
Oracle Corp.	15,861	1,843,207
O’Reilly Automotive, Inc.*	597	586,481
Otis Worldwide Corp.	4,191	359,546
Ovintiv, Inc.	2,331	103,357
Owens Corning	909	123,242
PACCAR, Inc.	4,819	442,481
Packaging Corp. of America	918	154,233
Palantir Technologies, Inc., Class A*	17,616	353,201
Palo Alto Networks, Inc.*	3,009	887,926
Paramount Global, Class B (c)	4,020	57,767

Parker-Hannifin Corp.	1,256	544,074
Paychex, Inc.	3,140	382,986
Paycom Software, Inc.	512	93,010
Paylocity Holding Corp.*	350	54,834
PayPal Holdings, Inc.*	10,420	600,296
PepsiCo, Inc.	13,197	2,220,923
Pfizer, Inc.	54,759	1,668,507
PG&E Corp.*	19,188	329,458
Philip Morris International, Inc.	14,969	1,397,506
Phillips 66	4,263	549,458
Pinterest, Inc., Class A*	5,072	172,803
Pioneer Natural Resources Co.	2,278	527,676
PNC Financial Services Group, Inc.	3,926	525,927
Pool Corp.	355	123,299
PPG Industries, Inc.	2,215	314,508
PPL Corp.	7,010	183,101
Principal Financial Group, Inc.	2,270	167,594
Procter & Gamble Co.	22,619	3,472,469
Progressive Corp.	5,615	921,028
Prologis, Inc. REIT	8,958	1,029,543
Prudential Financial, Inc.	3,557	347,803
PTC, Inc.*	1,034	162,710
Public Service Enterprise Group, Inc.	4,966	310,027
Public Storage REIT	1,576	407,806
PulteGroup, Inc.	2,066	182,676
Qorvo, Inc.*	1,006	97,079
QUALCOMM, Inc.	10,829	1,397,482
Quanta Services, Inc.	1,382	260,244
Quest Diagnostics, Inc.	1,024	140,524
Raymond James Financial, Inc.	1,864	196,000
RB Global, Inc.	1,712	108,906
Realty Income Corp. REIT	7,205	388,782
Regency Centers Corp. REIT	1,576	98,941
Regeneron Pharmaceuticals, Inc.*	1,034	851,820
Regions Financial Corp.	8,250	137,610
Reliance Steel & Aluminum Co.	519	142,860
Repligen Corp.*	469	73,750
Republic Services, Inc.	2,027	328,050
ResMed, Inc.	1,408	222,084
Revvity, Inc.	1,148	102,057
Rivian Automotive, Inc., Class A*	6,107	102,353
Robert Half, Inc.	921	75,504
Robinhood Markets, Inc., Class A*	4,094	36,027
ROBLOX Corp., Class A*	4,099	161,132
Rockwell Automation, Inc.	1,088	299,679
Roku, Inc.*	1,145	119,309
Rollins, Inc.	2,941	119,816
Roper Technologies, Inc.	1,025	551,706
Ross Stores, Inc.	3,191	416,043
Royal Caribbean Cruises Ltd.*	2,119	227,708
Royalty Pharma PLC, Class A	4,166	112,774
RPM International, Inc.	1,222	125,780
RTX Corp.	14,283	1,163,779
S&P Global, Inc.	3,097	1,287,826
Salesforce, Inc.*	9,374	2,361,311
SBA Communications Corp. REIT	1,009	249,183
Schlumberger NV	13,784	717,319
Seagate Technology Holdings PLC	1,846	146,019
Seagen, Inc.*	1,368	291,671
SEI Investments Co.	1,147	67,294
Sempra	5,979	435,690
ServiceNow, Inc.*	1,967	1,348,851
Sherwin-Williams Co.	2,372	661,314
Simon Property Group, Inc. REIT	3,265	407,766
Sirius XM Holdings, Inc. (c)	7,217	33,776
Skyworks Solutions, Inc.	1,582	153,343
Snap, Inc., Class A*	10,175	140,720
Snap-on, Inc.	494	135,697
Snowflake, Inc., Class A*	2,761	518,184
Southern Co.	10,587	751,465
Southwest Airlines Co.	1,412	36,105
Splunk, Inc.*	1,541	233,523
SS&C Technologies Holdings, Inc.	2,409	135,530
Stanley Black & Decker, Inc.	1,582	143,804
Starbucks Corp.	10,978	1,090,115
State Street Corp.	3,029	220,572
Steel Dynamics, Inc.	1,614	192,276
STERIS PLC	917	184,262
Stryker Corp.	3,323	984,705
Sun Communities, Inc. REIT	1,139	147,318
Super Micro Computer, Inc.*	452	123,608
Synchrony Financial	4,342	140,507
Synopsys, Inc.*	1,481	804,524
Sysco Corp.	4,806	346,849
T. Rowe Price Group, Inc.	2,123	212,576
Take-Two Interactive Software, Inc.*	1,734	274,319
Targa Resources Corp.	2,085	188,588
Target Corp.	4,528	605,892
TE Connectivity Ltd.	3,063	401,253
Teledyne Technologies, Inc.*	467	188,182
Teleflex, Inc.	482	108,783
Teradyne, Inc.	1,577	145,447
Tesla, Inc.*	27,556	6,615,644
Texas Instruments, Inc.	8,795	1,343,084
Texas Pacific Land Corp.	65	108,677
Textron, Inc.	2,036	156,080
Thermo Fisher Scientific, Inc.	3,717	1,842,740
TJX Cos., Inc.	11,096	977,669
T-Mobile US, Inc.	5,023	755,710
Toast, Inc., Class A*	3,229	48,015
Toro Co.	965	80,095
Tractor Supply Co.	991	201,183
Trade Desk, Inc., Class A*	4,265	300,512
Tradeweb Markets, Inc., Class A	1,043	101,067
TransDigm Group, Inc.	529	509,358
TransUnion	1,963	115,267

Travelers Cos., Inc.	2,168	391,584
Trimble, Inc.*	2,492	115,629
Truist Financial Corp.	12,778	410,685
Twilio, Inc., Class A*	1,605	103,811
Tyler Technologies, Inc.*	366	149,635
Tyson Foods, Inc., Class A	2,662	124,688
Uber Technologies, Inc.*	17,469	984,902
UDR, Inc. REIT	3,016	100,734
U-Haul Holding Co.	869	47,056
Uipath, Inc., Class A*	3,551	70,168
Ulta Beauty, Inc.*	471	200,641
Union Pacific Corp.	5,956	1,341,708
United Parcel Service, Inc., Class B	6,954	1,054,296
United Rentals, Inc.	677	322,266
United Therapeutics Corp.*	439	105,360
UnitedHealth Group, Inc.	8,911	4,927,516
Unity Software, Inc.*	2,486	73,362
Universal Health Services, Inc., Class B	572	78,639
US Bancorp	14,129	538,597
Vail Resorts, Inc.	356	77,362
Valero Energy Corp.	3,371	422,589
Veeva Systems, Inc., Class A*	1,468	255,887
Ventas, Inc. REIT	3,805	174,421
Veralto Corp.*	2,211	170,800
VeriSign, Inc.*	910	193,102
Verisk Analytics, Inc.	1,376	332,208
Verizon Communications, Inc.	40,512	1,552,825
Vertex Pharmaceuticals, Inc.*	2,512	891,283
Vertiv Holdings Co., Class A*	3,358	146,610
VF Corp.	3,243	54,255
Viatris, Inc.	11,429	104,918
VICI Properties, Inc. REIT	9,204	275,108
Visa, Inc., Class A	15,532	3,986,754
Vistra Corp.	3,125	110,656
Vulcan Materials Co.	1,331	284,248
W.R. Berkley Corp.	1,818	131,896
W.W. Grainger, Inc.	447	351,427
Walgreens Boots Alliance, Inc.	6,856	136,709
Walmart, Inc.	14,325	2,230,259
Walt Disney Co.*	17,649	1,635,886
Warner Bros Discovery, Inc.*	22,331	233,359
Waste Management, Inc.	3,962	677,462
Waters Corp.*	592	166,121
Watsco, Inc.	298	113,905
WEC Energy Group, Inc.	2,986	249,689
Wells Fargo & Co.	35,213	1,570,148
Welltower, Inc. REIT	4,876	434,452
West Pharmaceutical Services, Inc.	696	244,129
Western Digital Corp.*	3,211	155,123
Westinghouse Air Brake Technologies Corp.	1,693	197,336
Westlake Corp.	335	43,011
Westrock Co.	2,504	103,090
Weyerhaeuser Co. REIT	7,127	223,431
Williams Cos., Inc.	12,221	449,611
Workday, Inc., Class A*	1,991	539,004
WP Carey, Inc. REIT	2,244	139,667
Wynn Resorts Ltd.	1,049	88,557
Xcel Energy, Inc.	5,261	320,079
Xylem, Inc.	2,264	238,014
Yum! Brands, Inc.	2,686	337,227
Zebra Technologies Corp., Class A*	464	109,959
Zillow Group, Inc., Class C*	1,318	53,959
Zimmer Biomet Holdings, Inc.	1,942	225,874
Zoetis, Inc.	4,434	783,355
Zoom Video Communications, Inc., Class A*	2,508	170,118
Zscaler, Inc.*	908	179,357

(Cost $334,861,353)		379,690,286

Uruguay - 0.1%
MercadoLibre, Inc.*
(Cost $482,827)	433	701,659

TOTAL COMMON STOCKS (Cost $471,810,366)		519,631,690

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Bayerische Motoren Werke AG	491	46,662
Dr Ing hc F Porsche AG, 144A	1,064	97,588
Henkel AG & Co. KGaA	1,674	131,873
Porsche Automobil Holding SE	1,481	72,490
Sartorius AG	259	83,507
Volkswagen AG	1,972	228,979

(Cost $862,377)		661,099

WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc.*(d), expires 8/22/28 (Cost $0)	214	0

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (e)(f) (Cost $304,082)	304,082	304,082

CASH EQUIVALENTS - 0.3%
DWS Government Money Market Series “Institutional Shares”, 5.31% (e) (Cost $1,528,430)	1,528,430	1,528,430

TOTAL INVESTMENTS - 99.7% (Cost $474,505,255)		$522,125,301
Other assets and liabilities, net - 0.3%		1,518,022

NET ASSETS - 100.0%		$523,643,323

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (b)
211,696	—	(986)	148	29,928	—	—	19,314	240,786
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (e)(f)
—	304,082 (g)	—	—	—	2,241	—	304,082	304,082
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 5.31% (e)
820,287	4,330,714	(3,622,571)	—	—	12,450	—	1,528,430	1,528,430

1,031,983	4,634,796	(3,623,557)	148	29,928	14,691	—	1,851,826	2,073,298

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $294,488, which is 0.1% of net assets.

(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interests
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2023 the Xtrackers MSCI Kokusai Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Information Technology	$123,148,486	23.7%
Financials	79,023,417	15.2
Health Care	64,846,250	12.5
Consumer Discretionary	53,397,457	10.2
Industrials	52,628,588	10.1
Communication Services	37,374,931	7.2
Consumer Staples	36,784,292	7.1
Energy	25,645,513	4.9
Materials	20,927,709	4.0
Utilities	14,390,058	2.8
Real Estate	12,126,088	2.3

Total	$520,292,789	100.0%

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
MINI S&P/TSX 60 Futures	CAD	2	$86,425	$89,973	12/14/2023	$3,548
MSCI EAFE Futures	USD	8	829,755	850,640	12/15/2023	20,885
S&P 500 E-Mini Futures	USD	8	1,785,414	1,830,700	12/15/2023	45,286
S&P Mid 400 E-Mini Futures	USD	1	260,445	256,760	12/15/2023	(3,685)

Total net unrealized appreciation						$66,034

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2023.

Currency Abbreviations

CAD	Canadian Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$519,631,690	$—	$—	$519,631,690
Preferred Stocks	661,099	—	—	661,099
Warrants	—	—	0	0
Short-Term Investments (a)	1,832,512	—	—	1,832,512
Derivatives (b)
Futures Contracts	69,719	—	—	69,719

TOTAL	$522,195,020	$—	$0	$522,195,020

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(3,685)	$—	$—	$(3,685)

TOTAL	$(3,685)	$—	$—	$(3,685)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services. NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

KOKU-PH1

R-089711-1 (5/24) DBX005195 (5/24)